EQUITY (Details Narrative) - USD ($)				12 Months Ended
	Sep. 15, 2023	Sep. 15, 2023	Mar. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 15, 2023	Feb. 28, 2023	Nov. 30, 2022	Oct. 31, 2022	Mar. 14, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			50,000	50,000,000	50,000,000		50,000,000
Common stock, par value			$ 1	$ 0.001	$ 0.001						$ 0.001
Shareholders fund capital									$ 50,000	$ 50,000
Common stock, shares issued				6,400,000	6,400,000	5,700,000	6,400,000	50,000			5,700,000
Capital contributions					$ 1,208,568	$ 1,036,811
Stock issued during period shares share based compensation forfeited			44,300,000	44,300,000
Common stock, shares outstanding				6,400,000	6,400,000		6,400,000
Shares issued	700,000
Dividends common stock stock	$ 2,212,000	$ 2,212,000
Shares issued price per share	$ 3.16	$ 3.16
Statutory reserve				$ 521,566	$ 422,330
Wuxi Jinbang [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non controlling interest, equity interest				15.00%	15.00%
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital contributions				$ 0	$ 1,202,868	1,036,811
Additional paid-in capital				3,013,333	3,013,333
Surrender Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value			$ 0.001
Common stock, shares issued			5,700,000
Common stock, shares outstanding			5,700,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized							50,000,000
Common stock, shares issued							6,400,000
Capital contributions
Common stock, shares outstanding							6,400,000
Statutory Reserve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital contributions
Statutory reserve				$ 521,566	$ 422,330